                         ANNUAL REPORT / MARCH 31, 2002

                            AIM TAX-EXEMPT CASH FUND

                                 [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           After the aggressive measures taken by the Federal Reserve
ROBERT H.           Board in 2001 to reduce short-term interest rates, the first
GRAHAM]             quarter of 2002 saw signs that the recession was ending. The overnight fed funds rate (the rate banks charge one another for overnight loans) was cut from 6.5% to 1.75% in the course of 11 rate cuts throughout the year. Such actions in the past have taken six to nine months to affect the economy, but by the fourth quarter, many economic indicators were turning around. Gross Domestic Product (GDP), the broadest measure of economic activity, which had contracted at an annualized rate of 1.3% in the third quarter of 2001, grew at a surprisingly strong rate of 1.7% in the fourth quarter of 2001, and initial estimates for the first of 2002 quarter show a rise of approximately 5.8%.

                    MARKET UNCERTAINTY CONTINUES

                    Equity markets continued to vacillate, filled with uncertainty about the near-term future. However, investors have chosen to place bets that the signs of a recovering economy mean improved prospects for investing, and in the first quarter of 2002 have slightly reduced holdings in money market investments in favor of the capital markets.

FUND PROVIDES STABILITY, SAFETY

The fund continued to provide steady, federally tax-exempt income and safety of principal in the midst of the difficult market environment. The fund maintained a weighted average maturity (WAM) in the 37- to 54-day range throughout the reporting period; at the end of the fiscal year, the WAM was 39 days. Total net assets in the fund stood at $54.99 million at the end of the reporting period.

   The fund maintained its strict adherence to an investment discipline of buying only securities of superior credit quality. Specifically, the fund only invests in "eligible securities" as defined in rule 2a-7 under the Investment Company Act of 1940. "Eligible securities" are securities rated in one of the two highest categories by two nationally recognized statistical-rating organizations, or (if unrated) are determined by the fund's Board of Trustees to be of comparable quality to a rated security that meets such quality standards. An investment in this fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market seeks top preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

The U.S. economy's robust growth rate in the fourth quarter of 2001, as well as many other signs so far in 2002, give reasons for optimism about the end of the recession and recovery. The Federal Reserve Board has shifted from a bias toward easing rates, to a neutral stance, not yet giving an indication of increasing rates--which it would consider if it feared inflation. Inflation remains low, and studies show that consumer confidence remains high.

   As always, please feel free to contact our Client Services Department at 800-959-4246 if you have any questions or comments about this report on your fund. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line at 800-246-5463, or visit our Web site at www.aimfunds.com for account or fund information.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
May 15, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2002


                                                 RATINGS(a)     PAR
                                                S&P   MOODY'S  (000)        VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS-86.60%

ALABAMA-4.66%

Alabama (State of) Mental Health Finance
  Authority; Special Tax Series 1995 Bond
  4.88%, 05/01/02(b)                            AAA     Aaa    $  200    $   200,436
------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
  Board (Industrial Partners Project);
  Refunding VRD Series 1989 RB
  (LOC-Suntrust Bank)
  1.65%, 01/01/07(c)                            --      Aa3     1,030      1,030,000
------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.65%, 10/01/25(c)                            --    VMIG-1    1,335      1,335,000
====================================================================================
                                                                           2,565,436
====================================================================================

ARIZONA-1.76%

Graham (County of) University School District
  No. 1 (Safford Project); Unlimited Tax
  Series 1999 B GO
  3.90%, 07/01/02(b)                            --      Aaa       200        200,811
------------------------------------------------------------------------------------
Maricopa (County of) School District No. 6
  (Washington Elementary School); Unlimited
  Tax Series 1996 A GO
  6.75%, 07/01/02(b)                            AAA     Aaa       460        465,270
------------------------------------------------------------------------------------
Maricopa (County of) School District No. 48
  (Scottsdale Project); Unlimited Tax Series
  1999 C GO
  5.00%, 07/01/02                               AA      Aa2       300        302,029
====================================================================================
                                                                             968,110
====================================================================================

COLORADO-0.77%

Moffat (County of) (Colorado-Ute Electric
  Association); Refunding VRD Series 1984 PCR
  1.60%, 07/01/10(b)(c)                        A-1+   VMIG-1      425        425,000
====================================================================================

DISTRICT OF COLUMBIA-1.40%

District of Columbia; Multimodal Unlimited
  Tax Series 2000 B GO
  1.50%, 06/01/30(b)(c)                        A-1+   VMIG-1      770        770,000
====================================================================================

FLORIDA-16.86%

Cape Coral (City of) (Water Utility
  Improvements); Special Obligation Series
  1992 RB
  6.38%, 06/01/02(d)(e)                         AAA     Aaa       500        513,628
------------------------------------------------------------------------------------

                                                 RATINGS(a)     PAR
                                                S&P   MOODY'S  (000)        VALUE

FLORIDA-(CONTINUED)

Dade (County of); Special Obligation VRD
  Series 1990 RB
  (LOC-Nationsbank N.A.)
  1.55%, 10/01/10(c)                           A-1+   VMIG-1   $  840    $   840,000
------------------------------------------------------------------------------------
Dade (County of) Industrial Development
  Authority (Stephen M. Greene Management Co.
  Project); Refunding VRD Series 1989 A IDR
  (LOC-Suntrust Bank N.A.) 1.70%, 11/01/02(c)   --    VMIG-1      140        140,000
------------------------------------------------------------------------------------
Florida (State of) Board of Education;
  Lottery Series 2000 C RB
  5.25%, 07/01/02(b)                            AAA     Aaa       250        251,877
------------------------------------------------------------------------------------
Florida (State of) Capital Trust Agency;
  Multifamily Housing VRD Series 2000 B RB
  1.63%, 12/01/32(c)(f)                        A-1+     --      4,624      4,624,000
------------------------------------------------------------------------------------
Florida (State of) Turnpike Authority; Series
  1992 A RB
  6.30%, 07/01/02(d)(e)                         AAA     Aaa       100        101,991
------------------------------------------------------------------------------------
Gulf Breeze (City of) Healthcare Facilities
  Authority (Heritage Healthcare Project);
  VRD Series 1999 RB
  1.63%, 01/01/24(c)                            --    VMIG-1    2,800      2,800,000
====================================================================================
                                                                           9,271,496
====================================================================================

GEORGIA-2.73%

Cobb (County of) Kennestone Hospital
  Authority (Equipment Pool Project); VRD
  Series 1999 RAC 1.60%, 04/01/26(c)           A-1+   VMIG-1    1,500      1,500,000
====================================================================================

IDAHO-0.91%

Canyon (County of) School District No. 132;
  Refunding Unlimited Tax Series 2001 GO
  3.50%, 07/30/02(b)                            AAA     Aaa       500        502,526
====================================================================================

ILLINOIS-7.81%

Berwyn (City of); Unlimited Tax Series 1999
  GO
  3.70%, 12/01/02(b)                            AAA     --        320        323,249
------------------------------------------------------------------------------------
Illinois (State of); Refunding Unlimited Tax
  Series 1995 GO
  5.13%, 12/01/02(b)                            AAA     Aaa       335        342,708
------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB
  (LOC-Northern Trust Co.)
  1.60%, 08/01/26(c)                           A-1+     --        508        508,000
------------------------------------------------------------------------------------


                                                 RATINGS(a)     PAR
                                                S&P   MOODY'S  (000)        VALUE
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (Franciscan Eldercare Project);
  Refunding VRD Series 1996 C RB
  (LOC-Lasalle National Bank)
  1.55%, 05/15/26(c)                           A-1+     --     $1,420    $ 1,420,000
------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Loyola University Health
  System); Taxable VRD Series 1997 C RB
  1.90%, 07/01/24(b)(c)(g)                     A-1+   VMIG-1    1,700      1,700,000
====================================================================================
                                                                           4,293,957
====================================================================================

INDIANA-2.44%

Indiana (State of) Health Facilities
  Financing Authority (Sisters of St. Francis
  Health Services, Inc.); Refunding Hospital
  Series 1999 A RB
  4.00%, 11/01/02(b)                            --      Aaa       380        385,299
------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (St. Anthony Medical
  Center); Refunding Hospital Series 1992 B
  RB
  7.00%, 04/01/02(d)(e)                         NRR     A2        445        453,900
------------------------------------------------------------------------------------
Twin Lakes School Building Improvement Corp.
  (First Mortgage); Refunding Series 2001 RB
  2.70%, 07/10/02(b)                            AAA     Aaa       500        500,742
====================================================================================
                                                                           1,339,941
====================================================================================

IOWA-3.45%

Carroll (City of) Community School District;
  Refunding Unlimited Tax Series 2001 A GO
  3.50%, 05/01/02(b)                            --      Aaa       290        290,035
------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (Private College Facilities);
  Refunding Series 1996 RB
  5.00%, 08/01/02(b)                            AAA     Aaa       500        504,686
------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan
  Authority (Private College Facilities-Grand
  View Project); VRD Series 2000 RB
  (LOC-Firstar Bank N.A.)
  1.50%, 10/01/25(c)                            A-1     --      1,100      1,100,000
====================================================================================
                                                                           1,894,721
====================================================================================

LOUISIANA-0.98%

St. Charles Parish (Public Improvement
  Project); Refunding Sales Tax Series 2002
  RB
  3.00%, 11/01/02(b)                            --      Aaa       535        539,155
====================================================================================

                                                 RATINGS(a)     PAR
                                                S&P   MOODY'S  (000)        VALUE


MAINE-0.37%

Maine (State of) Municipal Bond Bank (State
  Revolving Loan Fund Program); Sewer & Water
  Series 1997 A RB
  4.30%, 11/01/02(b)                            AAA     Aaa    $  200    $   202,356
====================================================================================

MARYLAND-5.82%

Baltimore (County of) (Blue Circle Inc.
  Project); Refunding Economic Development
  VRD Series 1992 RB
  (LOC-Den Danske Bank A/S)
  1.60%, 12/01/17(c)                            --    VMIG-1    2,900      2,900,000
------------------------------------------------------------------------------------
Howard (County of) (Owen Brown Joint
  Venture); Refunding VRD Series 1990 RB
  (LOC-Bank of America N.A.)
  1.45%, 05/01/11(c)                            --      P-1       300        300,000
====================================================================================
                                                                           3,200,000
====================================================================================

MASSACHUSETTS-1.06%

Gloucester (City of); Limited Tax Series 2001
  GO
  6.50%, 08/01/02(b)                            AAA     Aaa       200        203,292
------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority; Series 1992 A RB
  6.75%, 07/15/02(d)(e)                         AAA     Aaa       370        382,137
====================================================================================
                                                                             585,429
====================================================================================

MICHIGAN-3.82%

Anchor Bay (City of) School District;
  Refunding Unlimited Tax Series 2002 GO
  2.50%, 05/01/02                               AAA     Aaa       585        585,535
------------------------------------------------------------------------------------
Greater Detroit (City of) Resources Recovery
  Authority; Refunding Series 1996 A RB
  5.00%, 12/13/02(b)                            AAA     Aaa       400        408,487
------------------------------------------------------------------------------------
Kalamazoo (County of) Sewage Disposal System
  (Indian Lake); Limited Tax Series 1998 GO
  4.30%, 06/01/02                               AA      A1        200        200,675
------------------------------------------------------------------------------------
Kingsley (City of) Area Schools; Unlimited
  Tax Series 1999 GO
  4.38%, 05/01/02                               AAA     Aaa       240        240,415
------------------------------------------------------------------------------------
Meridian (City of) (Hannah Research &
  Technology Center); Economic Development
  VRD Series 1984 RB
  (LOC-Comerica Bank)
  1.55%, 11/15/14(c)                           A-1+     --        100        100,000
------------------------------------------------------------------------------------
Oakland (County of) Minnow Pond Drain
  District; Refunding Limited Tax Series 2001
  GO
  4.00%, 05/01/02                               AAA     Aaa       565        565,569
====================================================================================
                                                                           2,100,681
====================================================================================


                                                 RATINGS(a)     PAR
                                                S&P   MOODY'S  (000)        VALUE

MINNESOTA-1.64%

Fairview Hospital & Healthcare Services;
  Refunding ACES Taxable VRD Series 1994 A RB
  1.90%, 11/01/15(b)(c)(g)                      A-1   VMIG-1   $  900    $   900,000
====================================================================================

MISSISSIPPI-1.09%

Jackson (City of); Refunding Unlimited Tax
  Series 2002 GO
  4.00%, 05/01/02(b)                            AAA     Aaa       600        601,262
====================================================================================

MONTANA-0.73%

Missoula (City of) (Washington Corp.
  Project); VRD Series 1984 IDR (LOC-Bank of
  Montreal) 1.41%, 11/01/04(c)                  --    VMIG-1      400        400,000
====================================================================================

NEBRASKA-0.18%

Douglas (County of) Hospital Authority No.1
  (Alegent Health Immanuel Medical Center);
  Refunding Hospital Series 1997 RB
  4.45%, 09/01/02(b)                            AAA     --        100        100,900
====================================================================================

NEVADA-0.24%

Henderson (City of) Public Improvement Trust
  (Multifamily-Pueblo I Project); Refunding
  Housing Series 1995 A RB
  (LOC-Credit Suisse First
  Boston Corp.)
  1.65%, 08/01/26(c)                           A-1+     --        130        130,000
====================================================================================

NEW MEXICO-1.00%

Silver City (City of); Refunding VRD Series
  1995 A RB
  (LOC-LaSalle National Bank)
  1.70%, 11/15/10(c)                            --      P-1       550        550,000
====================================================================================

NORTH CAROLINA-0.69%

University of North Carolina at Charlotte
  (City of) Parking System; Refunding Series
  2002 RB
  3.50%, 01/01/03(b)                            --      Aaa       375        378,614
====================================================================================

OHIO-2.55%

Belmont (County of); Refunding Limited Tax
  Series 1993 GO
  4.30%, 12/01/02(b)                            AAA     Aaa       390        395,877
------------------------------------------------------------------------------------
Columbus (City of); Limited Tax Series 1993-2
  GO
  5.00%, 09/15/02                               AAA     Aaa       300        304,067
------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.54%, 08/01/20(c)                            A-1     --        700        700,000
====================================================================================
                                                                           1,399,944
====================================================================================

                                                 RATINGS(a)     PAR
                                                S&P   MOODY'S  (000)        VALUE


PENNSYLVANIA-7.00%

Butler (County of) Industrial Development
  Authority (Pennzoil Co. Project); VRD
  Series 1982 PCR (LOC-Mellon Bank N.A.)
  2.10%, 12/01/12(c)                           A-1+     --     $  155    $   155,000
------------------------------------------------------------------------------------
Clinton (County of) Municipal Authority (Lock
  Haven Hospital Project); Hospital VRD
  Series 1991 RB
  (LOC-PNC Bank N.A.)
  1.75%, 09/01/07(c)                            A-1     --      1,365      1,365,000
------------------------------------------------------------------------------------
Eagle Tax Exempt Trust; Class A Series COP
  1.58%, 05/01/07(b)(c)(h)                     A-1+C    --      1,295      1,295,000
------------------------------------------------------------------------------------
Philadelphia (State of) School District;
  Unlimited Tax Series 1992 A GO
  6.50%, 05/15/02(d)(e)                         AAA     Aaa       600        610,101
------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease); Lease
  VRD Series 1985 RB
  (LOC-First Union National
  Bank)
  1.55%, 11/01/05(c)                            --    VMIG-1      425        425,000
====================================================================================
                                                                           3,850,101
====================================================================================

SOUTH CAROLINA-0.65%

Charleston (City of); Refunding Unlimited Tax
  Series 2001 B GO
  3.50%, 07/01/02                               AA+     Aa2       355        356,139
====================================================================================

TENNESSEE-2.21%

Hamilton (County of) Industrial Development
  Board (Trade Center Hotel); Refunding VRD
  Series 1998 A IDR (LOC-Mellon Bank N.A.)
  1.70%, 09/01/16(c)                            --    VMIG-1      443        442,750
------------------------------------------------------------------------------------
Knoxville (City of) Waste Water System;
  Refunding Series 2001 RB
  4.00%, 04/01/02                               AA      Aa3       775        775,000
====================================================================================
                                                                           1,217,750
====================================================================================

TEXAS-4.39%

Bryan (City of) Waterworks & Sewer System;
  Limited Tax Series 2001 A GO Ctfs.
  6.00%, 08/15/02(b)                            AAA     Aaa       640        649,428
------------------------------------------------------------------------------------
College Station (City of) Independent School
  District; Refunding Unlimited Tax Series
  1993 GO
  4.75%, 05/15/02(d)(e)                         AAA     Aaa       495        496,918
------------------------------------------------------------------------------------
Dallas (County of); Refunding Limited Tax
  Series 1993 B GO
  4.80%, 08/15/02                               AAA     Aaa       200        201,648
------------------------------------------------------------------------------------


                                                 RATINGS(a)     PAR
                                                S&P   MOODY'S  (000)        VALUE
TEXAS-(CONTINUED)

Galveston (City of) Industrial Development
  Corp.; Refunding Sales Tax Series 2001 B RB
  3.75%, 09/01/02(b)                            AAA     Aaa    $  115    $   115,692
------------------------------------------------------------------------------------
Texas (State of) Water Financial Assistance;
  Refunding Unlimited Tax Series 1998 A&C GO
  4.30%, 08/01/02                               AA      Aa1       270        271,776
------------------------------------------------------------------------------------
Texas (State of) Water Resources Finance
  Authority; Refunding Series 1999 RB
  3.80%, 08/15/02(b)                            AAA     Aaa       200        201,400
------------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers); VRD
  Series 1985 A IDR (LOC-American National
  Bank)
  1.50%, 11/01/05(c)                            A-1     --        250        250,000
------------------------------------------------------------------------------------
Tyler (City of) Junior College District;
  Series 1992 RB
  5.80%, 08/01/02(e)                            AAA     Aaa       225        228,142
====================================================================================
                                                                           2,415,004
====================================================================================

UTAH-0.92%

Nebo (City of) School District; Unlimited Tax
  Series 2000 GO
  7.00%, 07/01/02                               AAA     Aaa       500        506,377
====================================================================================

VIRGINIA-2.91%

Norfolk (City of) Industrial Development
  Authority (Children's Hospital); Refunding
  Hospital Series 1993 IDR 4.60%, 06/01/02(b)   AAA     Aaa       100        100,311
------------------------------------------------------------------------------------
Norfolk (City of) Industrial Development
  Authority (Sentara Health System);
  Commercial Paper Notes 1.45%, 05/08/02       A-1+     P-1     1,500      1,500,000
====================================================================================
                                                                           1,600,311
====================================================================================

WASHINGTON-4.13%

Chelan (County of) Public Utility District
  (Chelan Hydro Project); Refunding
  Construction Series 1998 D RB
  4.50%, 07/01/02                               AA      Aa2       500        503,030
------------------------------------------------------------------------------------
Kitsap (County of); Limited Tax Series 1992 A
  GO
  5.80%, 11/01/02(b)                            AAA     Aaa       200        204,381
------------------------------------------------------------------------------------

                                                 RATINGS(a)     PAR
                                                S&P   MOODY'S  (000)        VALUE

WASHINGTON-(CONTINUED)

Port Kalama (City of) Public Corp. (Conagra
  Inc. Project); VRD Series 1983 RB
  (LOC-Morgan Guaranty Trust) 1.55%,
  01/01/04(c)                                  A-1+     --     $  515    $   515,000
------------------------------------------------------------------------------------
Port Seattle (City of) Industrial Development
  Corp. (Sysco Food Services Project);
  Refunding VRD Series 1994 IDR
  1.60%, 11/01/25(c)                           A-1+   VMIG-1    1,050      1,050,000
====================================================================================
                                                                           2,272,411
====================================================================================

WISCONSIN-1.43%

Kettle Moraine School District; Refunding
  Unlimited Tax Series 2001 C GO
  3.00%, 04/01/02(b)                            --      Aaa       130        130,000
------------------------------------------------------------------------------------
Mukwonago (City of) Waterworks & Sewer
  System; Refunding Series 2002 Jr. Sub. RB
  3.25%, 12/01/02(b)                            --      Aaa       155        156,487
------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Hospital Sisters
  Services Inc.); Refunding Series 1993 RB
  4.90%, 06/01/02(b)                            AAA     Aaa       500        501,805
====================================================================================
                                                                             788,292
====================================================================================
  Total Short-Term Municipal Obligations
    (Cost $47,625,913)                                                    47,625,913
====================================================================================

MASTER NOTE AGREEMENTS(g)-5.09%

DIVERSIFIED FINANCIAL SERVICES-5.09%

Merrill Lynch Mortgage Capital, Inc.
  1.91%, 08/19/02 (Cost $2,800,000)(i)                          2,800      2,800,000
====================================================================================

REPURCHASE AGREEMENTS(g)(j)-7.90%

Barclays Capital Inc. (United Kingdom)
  1.94%, 04/01/02(k)                                            2,500      2,500,000
------------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
  (Switzerland)
  1.93%, 04/01/02(l)                                            1,843      1,842,540
====================================================================================
  Total Repurchase Agreements (Cost $4,342,540)                            4,342,540
====================================================================================
TOTAL INVESTMENTS-99.59% (Cost
  $54,768,453)(m)                                                         54,768,453
====================================================================================
OTHER ASSETS LESS LIABILITIES-0.41%                                          227,522
====================================================================================
NET ASSETS-100.00%                                                       $54,995,975
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

ACES  - Automatically Convertible Equity Security
COP   - Certificate of Participation
Ctfs. - Certificates
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
Jr.   - Junior
LOC   - Letter of Credit
NRR   - Not Re-Rated
PCR   - Pollution Control Revenue Bonds
RAC   - Revenue Anticipation Certificates
RB    - Revenue Bonds
Sub.  - Subordinated
VRD   - Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security. Ratings are not covered by Report of Independent Auditors.
(b) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined periodically. Rate shown is the rate in effect on 03/31/02.
(d) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(e) Secured by an escrow fund of U.S. Treasury obligations.
(f) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 03/31/02 represented 8.41% of the Fund's net assets.
(g) Interest does not qualify as exempt interest for federal income tax purposes.
(h) These Certificates of Participation instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable rates which are reset periodically.
(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 03/31/02.
(j) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(k) Joint repurchase agreement entered into 03/28/02 with a maturing value of $500,107,778. Collateralized by $506,867,000 U.S. Government obligations, 0% to 6.88% due 04/03/02 to 11/13/09 with an aggregate market value at 03/31/02 of $510,000,478.
(l) Joint repurchase agreement entered into 03/28/02 with a maturing value of $250,053,611. Collateralized by $256,653,000 U.S. Government obligations, 0% due 04/16/02 to 01/08/03 with an aggregate market value at 03/31/02 of $255,003,655.
(m) Also represents cost for federal income tax purposes.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
MARCH 31, 2002

ASSETS:

Investments, excluding repurchase agreements,
  at value (amortized cost)                     $50,425,913
-----------------------------------------------------------
Repurchase agreements                             4,342,540
-----------------------------------------------------------
Receivables for:
  Investments sold                                   50,000
-----------------------------------------------------------
  Fund shares sold                                  318,829
-----------------------------------------------------------
  Interest                                          263,192
-----------------------------------------------------------
Investment for deferred compensation plan            43,738
-----------------------------------------------------------
Other assets                                          7,687
===========================================================
Total assets                                     55,451,899
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                            356,159
-----------------------------------------------------------
  Dividends                                           4,479
-----------------------------------------------------------
  Deferred compensation plan                         43,738
-----------------------------------------------------------
Accrued distribution fees                            14,332
-----------------------------------------------------------
Accrued trustees' fees                                1,840
-----------------------------------------------------------
Accrued transfer agent fees                             863
-----------------------------------------------------------
Accrued operating expenses                           34,513
===========================================================
     Total liabilities                              455,924
===========================================================
Net assets applicable to shares outstanding     $54,995,975
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Outstanding                                      54,988,318
___________________________________________________________
===========================================================
Net asset value, offering and redemption price
  per share                                     $      1.00
___________________________________________________________
===========================================================


STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 2002

INVESTMENT INCOME:

Interest                                         $1,577,319
===========================================================

EXPENSES:

Advisory fees                                       209,111
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                        4,544
-----------------------------------------------------------
Distribution fees                                   149,363
-----------------------------------------------------------
Transfer agent fees                                  51,955
-----------------------------------------------------------
Trustees' fees                                        7,628
-----------------------------------------------------------
Registration and filing fees                         30,275
-----------------------------------------------------------
Professional fees                                    38,419
-----------------------------------------------------------
Other                                                23,104
===========================================================
    Total expenses                                  564,399
===========================================================
Less: Fees waived                                   (89,618)
-----------------------------------------------------------
    Expenses paid indirectly                           (654)
===========================================================
    Net expenses                                    474,127
===========================================================
Net investment income                             1,103,192
===========================================================
Net increase in net assets resulting from
  operations                                     $1,103,192
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED MARCH 31, 2002 AND 2001

                                                                 2002           2001
                                                              -----------    -----------
OPERATIONS:

  Net investment income                                       $ 1,103,192    $ 2,239,536
----------------------------------------------------------------------------------------
  Net realized gain from investment securities                         --          9,459
========================================================================================
    Net increase in net assets resulting from operations        1,103,192      2,248,995
========================================================================================
Distributions to shareholders from net investment income       (1,103,182)    (2,241,610)
----------------------------------------------------------------------------------------
Share transactions-net                                         (8,484,219)     3,032,560
========================================================================================
    Net increase (decrease) in net assets                      (8,484,209)     3,039,945
========================================================================================

NET ASSETS:

  Beginning of year                                            63,480,184     60,440,239
========================================================================================
  End of year                                                 $54,995,975    $63,480,184
________________________________________________________________________________________
========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $54,969,832    $63,454,051
----------------------------------------------------------------------------------------
  Undistributed net investment income                              26,143         21,244
----------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities           --          4,889
========================================================================================
                                                              $54,995,975    $63,480,184
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MARCH 31, 2002


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to earn the highest level of current income exempt from federal income taxes that is consistent with the preservation of capital and liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities, including restricted securities, are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date. Discounts other than original issue, are amortized to unrealized appreciation for financial reporting purposes.

       On April 30, 2002, undistributed net investment income was increased by $4,889 and undistributed net realized gains was decreased by $4,889 as a result of differing book/tax treatment of distribution reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2002, AIM was paid $50,000 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2002, AFS was paid $32,399 for such services.

  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund whereby the Fund will pay AIM Distributors compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets for services related to the sale and distribution of the Fund's shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Fund to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. Currently, AIM Distributors has agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan equals 0.10% of the Fund's average daily net assets. For the year ended March 31, 2002, the Fund paid AIM Distributors $59,745 as compensation under the Plan. For the year ended March 31, 2002, AIM Distributors waived fees of $89,618.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the year ended March 31, 2002, the Fund paid legal fees of $2,252 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended March 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $654 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $654.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2002 and 2001 was as follows:

                                        2002          2001
                                     ----------    ----------
Distributions paid from:
  Ordinary income - Taxable          $  274,968    $  430,802
  Ordinary income - Tax-Exempt          828,214     1,810,808
=============================================================
                                     $1,103,182    $2,241,610
_____________________________________________________________
=============================================================


As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income - Taxable           $ 12,542
----------------------------------------------------------
Undistributed ordinary income - Tax-Exempt          59,067
----------------------------------------------------------
Unrealized appreciation (depreciation)             (45,466)
==========================================================
                                                  $ 26,143
__________________________________________________________
==========================================================


The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to temporary timing differences between book and tax which will reverse in future periods. Investments have the same cost for tax and financial statements purposes.


NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the years ended March 31, 2002 and 2001 were as follows:

                                                                         2002                           2001
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
                                                              -----------    ------------    -----------    ------------
Sold                                                           66,147,965    $ 66,147,965     85,771,473    $ 85,771,473
------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                             1,054,345       1,054,345      2,175,855       2,175,855
------------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (75,686,529)    (75,686,529)   (84,914,768)    (84,914,768)
========================================================================================================================
                                                               (8,484,219)   $ (8,484,219)     3,032,560    $  3,032,560
________________________________________________________________________________________________________________________
========================================================================================================================


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                               YEAR ENDED MARCH 31,
                                                              ------------------------------------------------------
                                                               2002          2001       2000       1999       1998
                                                              -------       -------    -------    -------    -------
Net asset value, beginning of period                          $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.02          0.04       0.03       0.03       0.03
--------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                       (0.02)        (0.04)     (0.03)     (0.03)     (0.03)
====================================================================================================================
Net asset value, end of period                                $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
____________________________________________________________________________________________________________________
====================================================================================================================
Total return                                                     1.84%         3.76%      3.05%      2.90%      3.12%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $54,996       $63,480    $60,440    $61,159    $51,934
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               0.79%(a)      0.76%      0.80%      0.79%      0.83%
====================================================================================================================
  Without fee waivers                                            0.94%(a)      0.91%      0.95%      0.94%      0.98%
====================================================================================================================
Ratio of net investment income to average net assets             1.85%         3.68%      2.99%      2.83%      3.07%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Ratios are based on average daily net assets of $59,745,287.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders of the AIM Tax-Exempt Cash Fund and the Board of Trustees of AIM Tax-Exempt Funds:

We have audited the accompanying statement of assets and liabilities of AIM Tax-Exempt Cash Fund (a portfolio of AIM Tax-Exempt Funds), including the schedule of investments, as of March 31, 2002, the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Tax-Exempt Cash Fund as of March 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP


Houston, Texas
May 10, 2002

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

---------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND      TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH        AND/OR                                                               HELD BY TRUSTEE
THE TRUST                    OFFICER
                             SINCE
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON

Robert H. Graham* - 1946      1993     Chairman, President and Chief Executive Officer, A I M     None
Trustee, Chairman and                  Management Group Inc. (financial services holding
President                              company); Chairman and President, A I M Advisors, Inc.
                                       (registered investment advisor); Director and Senior
                                       Vice President, A I M Capital Management, Inc.
                                       (registered investment advisor); Chairman, A I M
                                       Distributors, Inc. (registered broker dealer), A I M
                                       Fund Services, Inc. (registered transfer agent) and Fund
                                       Management Company (registered broker dealer); and
                                       Director and Vice Chairman, AMVESCAP PLC (parent of AIM
                                       and a global investment management firm)

INDEPENDENT TRUSTEES

Frank S. Bayley - 1939        2001     Of Counsel, law firm of Baker & McKenzie                   Badgley Funds, Inc. (registered
Trustee                                                                                           investment company)

Bruce L. Crockett - 1944      1993     Chairman, Crockett Technology Associates (technology       ACE Limited (insurance
Trustee                                consulting company)                                        company); and Captaris, Inc.
                                                                                                  (unified messaging provider)

Albert R. Dowden - 1941       2000     Chairman, Cortland Trust, Inc. (registered investment      None
Trustee                                company) and DHJ Media, Inc.; Director, Magellan
                                       Insurance Company; Member of Advisory Board of Rotary
                                       Power International (designer, manufacturer, and seller
                                       of rotary power engines); formerly, Director, President
                                       and CEO, Volvo Group North America, Inc.; and director
                                       of various affiliated Volvo companies

Edward K. Dunn, Jr. - 1935    1999     Formerly, Chairman, Mercantile Mortgage Corp.; Vice        None
Trustee                                Chairman, President and Chief Operating Officer,
                                       Mercantile-Safe Deposit & Trust Co.; and President,
                                       Mercantile Bankshares Corp.

Jack M. Fields - 1952         1997     Chief Executive Officer, Twenty First Century Group,       Administaff
Trustee                                Inc. (government affairs company)

Carl Frischling - 1937        1993     Partner, law firm of Kramer Levin Naftalis and Frankel     Cortland Trust, Inc.
Trustee                                LLP                                                        (registered investment company)

Prema Mathai-Davis - 1950     1998     Formerly, Chief Executive Officer, YWCA of the USA         None
Trustee

Lewis F. Pennock - 1942       1993     Partner, law firm of Pennock & Cooper                      None
Trustee

Ruth H. Quigley - 1935        2001     Retired                                                    None
Trustee

Louis S. Sklar - 1939         1993     Executive Vice President, Development and Operations,      None
Trustee                                Hines Interests Limited Partnership (real estate
                                       development company)

 * Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

--------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities.

---------------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND      TRUSTEE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH        AND/OR                                                               HELD BY TRUSTEE
THE TRUST                    OFFICER
                             SINCE
---------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Gary T. Crum - 1947           1993     Director and President, A I M Capital Management, Inc.;    N/A
Senior Vice President                  Director and Executive Vice President, A I M Management
                                       Group Inc.; Director and Senior Vice President, A I M
                                       Advisors, Inc.; and Director, A I M Distributors, Inc.
                                       and AMVESCAP PLC (parent of AIM and a global investment
                                       management firm)

Carol F. Relihan - 1954       1993     Director, Senior Vice President, General Counsel and       N/A
Senior Vice President and              Secretary, A I M Advisors, Inc. and A I M Management
Secretary                              Group Inc.; Director, Vice President and General
                                       Counsel, Fund Management Company; and Vice President,
                                       A I M Fund Services, Inc., A I M Capital Management,
                                       Inc. and A I M Distributors, Inc.

Stuart W. Coco - 1955         1993     Senior Vice President-Director of Fixed Income Research,   N/A
Vice President                         A I M Capital Management, Inc.; and Vice President,
                                       A I M Advisors, Inc.

Melville B. Cox - 1943        1993     Vice President and Chief Compliance Officer, A I M         N/A
Vice President                         Advisors, Inc. and A I M Capital Management, Inc.; and
                                       Vice President, A I M Fund Services, Inc.

Karen Dunn Kelley - 1960      1993     Senior Vice President-Director of Cash Management, A I M   N/A
Vice President                         Capital Management, Inc.; Director and President, Fund
                                       Management Company; and Vice President, A I M Advisors,
                                       Inc.

Dana R. Sutton - 1959         1993     Vice President and Fund Treasurer, A I M Advisors, Inc.    N/A
Vice President and
Treasurer

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.
---------------------------------------------------------------------------------------------------------------------------------

OFFICE OF THE FUND        INVESTMENT ADVISOR        DISTRIBUTOR                AUDITORS
11 Greenway Plaza         A I M Advisors, Inc.      A I M Distributors, Inc.   Ernst & Young LLP
Suite 100                 11 Greenway Plaza         11 Greenway Plaza          1221 McKinney, Suite 2400
Houston, TX 77046         Suite 100                 Suite 100                  Houston, TX 77010-2007
                          Houston, TX 77046         Houston, TX 77046

COUNSEL TO THE FUND       COUNSEL TO THE TRUSTEES   TRANSFER AGENT             CUSTODIAN
Ballard Spahr             Kramer, Levin, Naftalis   A I M Fund Services, Inc.  The Bank of New York
Andrews & Ingersoll, LLP  & Frankel LLP             P.O. Box 4739              90 Washington Street,
1735 Market Street        919 Third Avenue          Houston, TX 77210-4739     11th Floor
Philadelphia, PA 19103    New York, NY 10022                                   New York, NY 10286


REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2002.

AIM Tax-Exempt Cash Fund paid ordinary dividends in the amount of $0.0183 per share during its tax year ended March 31, 2002. Of this amount, 79.04% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

                                  EQUITY FUNDS

       DOMESTIC EQUITY FUNDS                  INTERNATIONAL/GLOBAL EQUITY FUNDS           A I M Management Group Inc. has provided
                                                                                          leadership in the mutual fund industry
          MORE AGGRESSIVE                             MORE AGGRESSIVE                     since 1976 and manages approximately
                                                                                          $158 billion in assets for more than
AIM Small Cap Opportunities(1)          AIM Developing Markets                            nine million shareholders, including
AIM Mid Cap Opportunities(1)            AIM European Small Company                        individual investors, corporate clients
AIM Large Cap Opportunities(1)          AIM Asian Growth                                  and Financial institutions.*
AIM Emerging Growth                     AIM International Emerging Growth
AIM Small Cap Growth(2)                 AIM Global Aggressive Growth                           The AIM Family of Funds--Registered
AIM Aggressive Growth                   AIM European Development                          Trademark-- is distributed nationwide.
AIM Mid Cap Growth                      AIM Euroland Growth                               AIM is a subsidiary of AMVESCAP PLC, one
AIM Dent Demographic Trends             AIM International Equity                          of the world's largest independent
AIM Constellation                       AIM Global Growth                                 financial services companies with $400
AIM Large Cap Growth                    AIM Worldwide Spectrum                            billion in assets under management.
AIM Weingarten                          AIM Global Trends
AIM Small Cap Equity                    AIM International Value(4)
AIM Capital Development
AIM Charter                                          MORE CONSERVATIVE
AIM Mid Cap Equity
AIM Select Equity(3)                                SECTOR EQUITY FUNDS
AIM Value II
AIM Value                                             MORE AGGRESSIVE
AIM Blue Chip
AIM Mid Cap Basic Value                 AIM New Technology
AIM Large Cap Core Equity               AIM Global Telecommunications and Technology
AIM Basic Value                         AIM Global Energy(5)
AIM Large Cap Basic Value               AIM Global Infrastructure
AIM Balanced                            AIM Global Financial Services
AIM Basic Balanced                      AIM Global Health Care
                                        AIM Global Utilities
         MORE CONSERVATIVE              AIM Real Estate(6)

                                                     MORE CONSERVATIVE

                               FIXED-INCOME FUNDS

  TAXABLE FIXED-INCOME FUNDS             TAX-FREE FIXED-INCOME FUNDS

      MORE AGGRESSIVE                          MORE AGGRESSIVE

AIM High Yield II                       AIM High Income Municipal
AIM High Yield                          AIM Municipal Bond
AIM Strategic Income                    AIM Tax-Free Intermediate
AIM Income                              AIM Tax-Exempt Cash
AIM Global Income
AIM Total Return Bond                        MORE CONSERVATIVE
AIM Intermediate Government
AIM Floating Rate
AIM Limited Maturity Treasury
AIM Money Market

     MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) On March 18, 2002, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (6) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after July 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

*As of 3/31/02


                                                        [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                        TEC-AR-1

A I M DISTRIBUTORS, INC.